Property and Equipment - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended				1 Months Ended
	Nov. 30, 2011	Nov. 30, 2010	Nov. 30, 2009	Nov. 30, 2010 P And O Cruises Artemis	Aug. 31, 2011 Costa Marina	Nov. 30, 2011 Costa Marina Passenger	Nov. 30, 2011 Pacific Sun Passenger
Property, Plant, and Equipment Disclosure [Line Items]
Capitalized interest, primarily on ships under construction	$ 21	$ 26	$ 37
Repairs and maintenance expenses, including minor improvement costs and dry-dock expenses	830	797	749
Gain from sale of P&O Cruises' Artemis				44
Estimated impairment charges					$ 28
Passenger Capacity						754	1,460